Description of Organization and Summary of Significant Accounting Policies - Content , Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Description of Organization and Summary of Significant Accounting Policies
Amortization period of content assets	10 years
Estimated economic useful lives	30 years
Impairment of long-lived assets write-down	$ 0	$ 0
Financing receivable, threshold period past due	30 days		30 days
Allowance for doubtful notes receivable	$ 0	$ 0	$ 0